SHARE-BASED COMPENSATION - Share-based compensation expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 53,032	¥ 78,411	¥ 27,160
Income tax benefit		(8,471)	(2,722)
Total share-based compensation expense, net of tax	53,032	69,940	24,438
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	24,758	26,818	5,200
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 28,274	¥ 51,593	¥ 21,960